SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment		¥ (2)	¥ (2)
Depreciation of right of use assets			(356)
Fair value gain on financial instruments	261	1,875	3,862
Finance costs	(1)	(9)	(30)
Finance income		1	42
Loss for the period	(178)	(1,274)	(122)
Total assets	35,065			¥ 251,506	¥ 260,889
Total liabilities	23,006			165,012	172,827
Exploration And Mining [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment		(2)	(2)
Depreciation of right of use assets
Fair value gain on financial instruments
Finance costs		(1)	(1)
Finance income			2
Loss for the period	(57)	(408)	(548)
Total assets	35,005			251,074	259,091
Total liabilities	20,531			147,261	162,039
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment
Depreciation of right of use assets			(356)
Fair value gain on financial instruments	261	1,875	3,862
Finance costs	(1)	(8)	(29)
Finance income			40
Loss for the period	(121)	¥ (866)	¥ 426
Total assets	60			432	1,798
Total liabilities	$ 2,475			¥ 17,751	¥ 10,788